Convertible Preferred Stock	12 Months Ended
Dec. 31, 2020
Class of Stock Disclosures [Abstract]
Convertible Preferred Stock
11. Convertible Preferred Stock
On July 13, 2018, the Company signed an agreement with KKR Denali Holdings L.P. (“KKR Denali”) for a $400.0 million equity investment by KKR Denali. Pursuant to such agreement, on August 15, 2018, the Company issued 109,090,908 shares of Series A Preferred Stock to KKR Denali in exchange for their investment.
The Company’s Restated Certificate of Incorporation designates and authorizes 109,090,908 shares of Series A Preferred Stock, $0.00003 par value per share, of the Company.
The holders of Series A convertible preferred stock have various rights and preferences as follows:
Voting—
Each share of convertible preferred stock has voting rights equal to an equivalent number of shares of common stock into which it is convertible and votes together as one class with the common stock, except as below:
Holders of Series A convertible preferred stock, voting together as a single class on an as-converted
basis, are entitled to certain protective provisions which require a majority of holders of preferred stock to approve, among other actions, a liquidation event, an amendment, waiver, or repeal of provisions of the Company’s Restated Certificate of Incorporation or Bylaws in a way that adversely affects the rights, privileges and obligations of the preferred stock, a change to the number of directors of the Company, and a declaration or payment of any dividend.
Holders of Series A convertible preferred stock, voting as a separate class, are entitled to elect two members to the Company’s Board of Directors (the “Board”). Holders of common stock, voting as a separate class, are entitled to elect five members to the Board. Holders of common stock and preferred stock, voting together as a single class on an as converted basis, are entitled to elect all remaining directors.
Dividends—
The holders of Series A convertible preferred stock shall be entitled to receive, out of any funds legally available, dividends on a pari-passu basis to any dividends paid on the common stock, as adjusted for stock splits, stock dividends, combinations, recapitalizations, and similar transactions, when, as and if declared by the Board. No dividends have been declared or paid on the Company’s preferred stock.
Liquidation Preference—
In the event of any liquidation, dissolution, or
winding-up
of the Company, the holders of preferred stock shall be entitled to receive, prior and in preference to any distribution of the assets or funds of the Company to the holders of the common stock, an amount equal to the issuance price per share of $3.67 for Series A convertible preferred stock, as adjusted for stock splits, stock dividends, combinations, recapitalizations, and similar transactions, plus any declared but unpaid dividends (the “Liquidation Preference”). If the Company has insufficient assets to permit payment of the Liquidation Preference in full to all holders of preferred stock, then the assets of the Company shall be distributed ratably to the holders of preferred stock in proportion to the Liquidation Preference such holders would otherwise be entitled to receive.
After payment of the Liquidation Preference to the holders of preferred stock, the remaining assets of the Company shall be distributed ratably to the holders of common stock. If the holders of preferred stock would have been entitled to a larger distribution had they converted their shares to common stock, then the preferred stock will be deemed to have converted to common stock.
Redemption—
Series A convertible preferred stock are not redeemable.
Conversion—
Each share of preferred stock is convertible at the option of the holder, at any time after the date of issuance of such share, into shares of Class A common stock as is determined by dividing the original purchase price of preferred stock by the conversion price in effect at the time of conversion for such series of preferred stock. The conversion price per share of Series A convertible preferred stock is $3.67. The conversion ratio for convertible preferred stock is one-to-one.
Each share of preferred stock will automatically be converted into shares of common stock at the then-effective conversion rate of such shares upon the earlier of (i) the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock of the Company to the public not less than $75.0 million or (ii) the consent of holders of at least a majority of the then-outstanding shares of preferred stock, voting together as a single class on an as-converted
basis.
Notwithstanding anything to the contrary herein, in connection with the IPO, if (a) the price per share of common stock sold to the public in such IPO as set forth on the cover of the Company’s final prospectus (prior to underwriting discounts and expenses) (the “IPO Price”) is less than the Conversion Price of the Series A Preferred Stock prior to giving effect to this provision, then the Conversion Price of the Series A Preferred Stock shall be adjusted downward to an amount equal to the IPO Price (the
“IPO Conversion Price Adjustment”) and the Conversion Price of the Series A preferred stock as so adjusted shall be used to determine the number of shares of Class A common stock to be received by the holders of Series A Preferred Stock upon conversion of the Series A preferred stock in connection with the IPO. The IPO Conversion Price Adjustment, if any, shall occur as of immediately prior to the effectiveness of the Company’s registration statement for such IPO.
Anti-Dilution Protection
—Series A convertible preferred stock have antidilution protection. If the antidilution protection for the preferred stock is triggered, the conversion price will be subject to a broad-based weighted-average adjustment to reduce dilution.